Concentrations of Credit Risk and Major Customers (Tables)	12 Months Ended
Dec. 31, 2024
Concentrations of Credit Risk and Major Customers [Abstract]
Schedule of Customers and Suppliers

For the years ended December 31, 2024, 2023 and 2022, customers accounting for 10% or more of the Company’s net revenue were as follows:

	For the Years Ended December 31,
Customer	2024	2023	2022
Customer A	10.34%	-	-
Customer B	10.30%	-	-

For the years ended December 31, 2024, 2023 and 2022, suppliers accounting for 10% or more of the Company’s purchase were as follows:

	For the Years Ended December 31,
Supplier	2024	2023	2022
Supplier A	29.78%	-	-
Supplier B	24.02%	-	-
Supplier C	23.30%	-	-
Supplier D	17.73%	-	-